UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [x]; Amendment Number:    2
                                               -------

This Amendment (Check only one.):               [x] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     5/11/05
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        121
                                         --------------
Form 13F Information Table Value Total:  $ 408,540
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      270     5800 SH       SOLE                     5400               400
Agree Realty Corp              COM              008492100     1070    39650 SH       SOLE                    32205              1170
Allstate Corp Com              COM              020002101    11078   204927 SH       SOLE                   156997             36755
American Greetings Corp        COM              026375105    11363   445950 SH       SOLE                   354350             63800
American Pac Corp              COM              028740108      228    31400 SH       SOLE                    28350
Anadarko Pete Corp             COM              032511107    13371   175700 SH       SOLE                   135400             26725
Apache Corp Com                COM              037411105    18428   300970 SH       SOLE                   218745             60575
Archer Daniels Midland Co      COM              039483102     5805   236160 SH       SOLE                   175685             45550
Ashford Hospitality Tr         COM              044103109     1000    98000 SH       SOLE                    84000
B P Blc                        COM              055622104      293     4688 SH       SOLE                     4688
Bank of America Corp           COM              060505104      457    10352 SH       SOLE                     9952               400
Bank of New York Inc           COM              064057102      552    19000 SH       SOLE                    19000
Belo Corp Com Ser A            COM              080555105     8438   349551 SH       SOLE                   275400             49151
Berry Pete Co Cl A             COM              085789105     1729    33600 SH       SOLE                    32900
Black & Decker Corp            COM              091797100     4846    61350 SH       SOLE                    58000              2100
Boston Scientic Corp           COM              101137107     6877   234800 SH       SOLE                   176875             37800
Bowater Inc                    COM              102183100     3066    81400 SH       SOLE                    78250              1350
Brinks Co                      COM              109696104     6666   192669 SH       SOLE                   154645             25599
Buckeye Technologies Inc       COM              118255108     4087   378450 SH       SOLE                   372050
Burlington Res Inc Com         COM              122014103     8021   160190 SH       SOLE                   124595             24575
CPI Corp                       COM              125902106     1030    68186 SH       SOLE                    51234             13952
Callaway Golf Co               COM              131193104     2046   159825 SH       SOLE                   155350                75
Century Aluminum Company       COM              156431108     2557    84500 SH       SOLE                    82000
Cimarex Energy Co              COM              171798101     9010   231025 SH       SOLE                   192675             24550
Citigroup, Inc                 COM              172967101     1124    25000 SH       SOLE                    22950              2050
Comerica Inc                   COM              200340107     1955    35500 SH       SOLE                    33300              1600
Commercial Capital Bancorp     COM              20162L105     2089   102664 SH       SOLE                   101564
Conocophillips                 COM              20825C104    17373   161103 SH       SOLE                   116740             32873
Corus Bankshares               COM              220873103      238     5000 SH       SOLE                     5000
Countrywide Financial Corp     COM              222372104      214     6578 SH       SOLE                     6398
Del Monte Foods                COM              24522P103     1071    98700 SH       SOLE                    96600
Devon Energy                   COM              25179M103    17742   371550 SH       SOLE                   267400             77400
Dominion Resources             COM              25746U109    10190   136905 SH       SOLE                   102375             24230
Dow Chemical                   COM              260543103    10396   208555 SH       SOLE                   157055             36150
Eagle Hospitality Pptys Trust  COM              26959T102     3318   369920 SH       SOLE                   321970              1400
Eaton Corp                     COM              278058102      477     7300 SH       SOLE                     6550               450
Education Realty Trust         COM              28140H104     1792   107750 SH       SOLE                    82050              1200
Encore Acquisition Co          COM              29255W100     3989    96575 SH       SOLE                    84125              9150
Ennis Business Forms           COM              293389102      928    54850 SH       SOLE                    53600
Fifth Third Bancorp            COM              316773100     1251    29110 SH       SOLE                    29110
Finish Line Inc.               COM              317923100     1401    60500 SH       SOLE                    59150
First Horizon National Corp    COM              320517105      530    13000 SH       SOLE                    13000
First Industrial Realty Tr     COM              32054K103      212     5600 SH       SOLE                     5600
First Merchants                COM              320817109      382    14750 SH       SOLE                    14750
First Source Corp              COM              336901103     2168   101650 SH       SOLE                   100000
First State Bancorp            COM              336453105     1606    94636 SH       SOLE                    93336
Fluor Corp                     COM              343412102    11056   199450 SH       SOLE                   138175             45950
Fortune Brands                 COM              349631101     6850    84960 SH       SOLE                    66990             12195
Freddie Mac                    COM              313400301     1074    17000 SH       SOLE                    16000              1000
Gevity HR Inc                  COM              374393106     1577    82500 SH       SOLE                    80700
Gillette Co                    COM              375766102      208     4120 SH       SOLE                     4120
Government Properties Trust    COM              38374W107     1193   119795 SH       SOLE                   102520              1150
Greater Bay Bancorp            COM              391648102      220     9000 SH       SOLE                     9000
Greenbrier Cos Inc             COM              393657101     1647    46950 SH       SOLE                    46225
Grief Brothers Cl B            COM              397624206      393     6100 SH       SOLE                     6100
Hanmi Financial Corp           COM              410495105     1373    82958 SH       SOLE                    82958
Helmerich & Payne Inc          COM              423452101     2141    53950 SH       SOLE                    52200
ITLA Capital Corp              COM              450565106     2203    44087 SH       SOLE                    43012
Johnson & Johnson              COM              478160104     5613    83580 SH       SOLE                    58940             17645
Kaydon Corp                    COM              486587108     1054    33575 SH       SOLE                    32775
Kimberly Clark                 COM              494368103     1072    16311 SH       SOLE                    14326              1000
Lincoln Electric Holdings      COM              533900106     1316    43750 SH       SOLE                    43000
Lodgenet Entnment Corp         COM              540211109      949    50350 SH       SOLE                    48200
Lufkin Inds Inc                COM              549764108     1384    28650 SH       SOLE                    27400
MAF Bancorp Inc                COM              55261R108     1814    43659 SH       SOLE                    43109
Manor Care Inc                 COM              564055101     8096   222675 SH       SOLE                   171350             34825
Martin Marietta Materials, Inc COM              573284106     1641    29350 SH       SOLE                    28850
Masco Corp                     COM              574599106     7207   207870 SH       SOLE                   155400             36275
Maxwell Technologies Inc       COM              577767106      328    35770 SH       SOLE                    35770
Meadwestvaco Corp              COM              583334107    11286   354675 SH       SOLE                   259850             68950
Mellon Financial Corp          COM              58551A108      285    10000 SH       SOLE                    10000
Merrill Lynch                  COM              590188108     1019    18000 SH       SOLE                    18000
Moneygram International        COM              60935Y109     5428   287340 SH       SOLE                   219090             44300
Montpelier Re Holdings Ltd.    COM              G62185106      281     8000 SH       SOLE                     8000
Multimedia Games Inc.          COM              625453105      839   108100 SH       SOLE                   105350
National City Corp             COM              635405103      519    15500 SH       SOLE                    15500
Norfolk Southern Corp          COM              655844108     9824   265151 SH       SOLE                   194855             53926
PNC Financial Svcs Group       COM              693475105      644    12500 SH       SOLE                    12500
PXRE Group                     COM              G73018106     1359    53000 SH       SOLE                    51900
Pacificare Health Sys Inc      COM              695112102    13123   230555 SH       SOLE                   181150             34500
Parker Hannifin Corp           COM              701094104      454     7450 SH       SOLE                     6500               650
Pfizer Inc                     COM              717081103      532    20237 SH       SOLE                    13115              5827
Phelps Dodge                   COM              717265102    17924   176190 SH       SOLE                   133065             30790
Republic Airways Holdings      COM              760276105     1068    85400 SH       SOLE                    83400
Southwestern Energy Co         COM              845467109     3082    54300 SH       SOLE                    49650              3000
Sovereign Bancorp              COM              845905108      521    23510 SH       SOLE                    23510
Steiner Leisure Limited        COM              P8744Y102      736    22500 SH       SOLE                    21400
Tidewater Inc Com              COM              886423102     2155    55450 SH       SOLE                    53600
Trinity Inds Inc               COM              896522109    11641   413250 SH       SOLE                   331700             58225
Trizetto Group Inc             COM              896882107     2443   262356 SH       SOLE                   255406
US Bancorp                     COM              902973304     8251   286307 SH       SOLE                   227030             41167
Union Pac Corp                 COM              907818108     7662   109925 SH       SOLE                    82425             19250
United Auto Group Inc          COM              909440109     1545    55500 SH       SOLE                    53750
Vulcan Materials Company       COM              929160109      486     8550 SH       SOLE                     8150               200
WPS Resources                  COM              92931b106     1728    32650 SH       SOLE                    31850
Wachovia Corp.                 COM              929903102      759    14914 SH       SOLE                    13180              1734
Washington Group Int'l         COM              938862208     1384    30762 SH       SOLE                    29812
Washington Mutual              COM              939322103      203     5135 SH       SOLE                                       5135
Wells Fargo Co                 COM              949746101     8623   144197 SH       SOLE                   114490             20702
Westpac Banking ADR            COM              961214301     1955    26450 SH       SOLE                    25550               400
Weyerhaeuser Co                COM              962166104     9735   142114 SH       SOLE                   105805             25484
Abbey Nat'l Group Perp 7.375%  PFD              002920700      240     9000 SH       SOLE                     6000
Kilroy Realty Corp 7.5% Pfd    PFD              49427F504     2122    85550 SH       SOLE                    80550              4000
Royal Bk Scotland 8% Pfd       PFD              780097861      432    17000 SH       SOLE                    17000
Petrofund Energy Trust         TR UNIT          71648W108      876    59910 SH       SOLE                    49825              1615
Provident Energy Trust         TR UNIT          74386K104      855    86480 SH       SOLE                    72100              2400
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      291    12300 SH       SOLE                    12300
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      879    64500 SH       SOLE                    64500
Western Asset Claymore US Trea COM SHS          95766Q106      622    47384 SH       SOLE                    44084              3300
Atlas Pipeline Partners Unit L LTD              049392103      929    20685 SH       SOLE                    13775
Energy Transfer Partners LP    LTD              29273R109     1830    58470 SH       SOLE                    48210
Enterprise Products LP         LTD              293792107      874    34027 SH       SOLE                    28597
Hiland Partners                LTD              431291103      251     7500 SH       SOLE                     6250
Inergy L P                     LTD              456615103      291     8990 SH       SOLE                     4640
Kaneb Pipe Line Partners LP    LTD              484169107     1101    18505 SH       SOLE                    13030
Markwest Energy Partners LP    LTD              570759100      514    10850 SH       SOLE                    10850
Municipal Mtg & Eqty LLC       LTD              62624B101     1517    62326 SH       SOLE                    53970
Northern Border Partners       LTD              664785102      813    16850 SH       SOLE                    14575
Pacific Energy Partners LP     LTD              69422R105     1227    40375 SH       SOLE                    32185
Plains All American Pipeline L LTD              726503105     1427    36830 SH       SOLE                    25240
Teppco Partners L P            LTD              872384102      814    19380 SH       SOLE                    16430